Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	HUMBL, Inc. (the “Company” or “we”) hereby amends Amendment No. 7 to its Registration Statement on Form S-1as filed with the Securities and Exchange Commission (the “Commission”) on July 20, 2022 S-1 (this “Registration Statement”) to revise Exhibit 5.1 in response to the comment letter dated July 22, 2022 from the Commission to clarify that the Company is excluded from the assumptions in connection with the warrants and convertible notes held by the Selling Shareholders (as that term is defined in the prospectus which is included as part of this Registration Statement) that such warrants and convertible notes have been duly executed and delivered by all parties thereto and that the parties to the warrants and convertible notes have the power, corporate or otherwise, to enter into and perform their obligations under those documents.
Entity Registrant Name	HUMBL, INC.
Entity Central Index Key	0001119190
Entity Primary SIC Number	5500
Entity Tax Identification Number	91-2048019
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 B Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(786)
Local Phone Number	738-9012
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false